Net loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Net Loss per Share
5. Net loss per share

The Company computes net loss per share in accordance with U.S. generally accepted accounting principles. Basic net loss per share is computed by dividing net loss attributable to common stockholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted net loss per share gives effect to all dilutive potential common shares outstanding during the period including stock options, warrants, and convertible debentures using the treasury stock method.

The following is a reconciliation of the weighted average number of common shares used to calculate basic net loss per share to the weighted average common and potential common shares used to calculate diluted net loss per share for the three and six months ended June 30, 2011 and 2010:

	Three months ended June 30,		Six months ended June 30,
	2011	2010 *	2011	2010 *
	(Unaudited)		(Unaudited)
Numerator:
Net loss, basic	$(14,425,262)	$(257,413)	$(16,040,519)	$(475,822)
Effect of interest expense and debt discount amortization	-	-	-	-
Net loss, dilutive	(14,425,262)	(257,413)	(16,040,519)	(475,822)
Denominator:
Weighted shares outstanding, basic	41,175,742	30,548,060	40,397,966	29,114,911
Effect of dilutive securities:
Convertible debentures and warrants (1)	-	-	-	-
Weighted shares outstanding, dilutive	41,175,742	30,548,060	40,397,966	29,114,911

Net loss per share, basic and dilutive	$(0.35)	$(0.01)	$(0.40)	$(0.02)

(1)
At June 30, 2011, excludes 24,618,282 shares for the three and six month periods, respectively, issuable upon conversion of outstanding debentures and exercise of warrants as the net effect is antidilutive.

*
For comparability during this reportable period, the shares in the denominator for the three and six month periods ended June 30, 2010 are present on a post-acquisition and post-share exchanged pro-forma basis.

10.   Net Loss per Share

Net loss per share is computed based on the weighted average number of shares of common stock and potentially dilutive securities assumed to be outstanding during the period using the treasury stock method. Potentially dilutive securities consist of our convertible debt securities, stock options and warrants to purchase common stock.